Goodwill (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Matrix [Member]
Goodwill [Line Items]
Fixed growth rate	3.00%	3.00%
Sapiens [Member]
Goodwill [Line Items]
Weighted pre-tax discount rates		12.50%
Magic Software [Member]
Goodwill [Line Items]
Weighted pre-tax discount rates	13.50%		12.50%
Fixed growth rate	3.00%		3.00%
Bottom of range [member]
Goodwill [Line Items]
Weighted pre-tax discount rates	10.00%	10.90%
Bottom of range [member] | Sapiens [Member]
Goodwill [Line Items]
Fixed growth rate		1.10%
Top of range [member]
Goodwill [Line Items]
Weighted pre-tax discount rates	10.10%	11.10%
Top of range [member] | Sapiens [Member]
Goodwill [Line Items]
Fixed growth rate		3.00%